Schedule I Condensed Financial Information of Parent Company - Balance sheet (Details) ¥ in Thousands, $ in Thousands	Feb. 29, 2020 USD ($)	Feb. 29, 2020 CNY (¥)	Feb. 28, 2019 USD ($)	Feb. 28, 2019 CNY (¥)
Current assets
Cash and cash equivalents	$ 1,873,866	¥ 1,435,739	$ 1,247,140	¥ 538,364
Restricted cash-current	28,084		9,227
Short-term investments	345,457		268,424
Prepaid expenses and other current assets	207,352		202,630
Total current assets	2,495,781		1,745,716
Restricted cash-non-current	13,235		7,334
Intangible assets, net	58,985		74,776
Goodwill	378,913		414,228
Long-term investments	571,601		850,695
Long-term prepayments and other non-current assets	85,275		267,404
Total assets	5,571,246		3,735,091
Current liabilities
Accrued expenses and other current liabilities	552,650		365,195
Short-term debt and current portion of long-term debt			210,027
Bond payable, current portion			5,275
Total current liabilities	1,806,558		1,183,718
Long-term debt	261,950
Total liabilities	3,027,049		1,204,614
Equity
Class A common shares issuable			1,977
Additional paid-in capital	1,675,640		1,485,521
Statutory reserve	82,712		58,690
Retained earnings	786,097		920,314
Accumulated other comprehensive income / (loss)	(28,913)		17,047
Total TAL Education Group shareholder's equity	2,515,736		2,483,747
Total liabilities and equity	5,571,246		3,735,091
Common Class A
Equity
Common shares	133		127
Common Class B
Equity
Common shares	67		71
Parent Company
Current assets
Cash and cash equivalents	442,001		697,962
Restricted cash-current			5,105
Short-term investments	312,000		173,943
Amounts due from subsidiaries and related parties-current	308,831		77,396
Prepaid expenses and other current assets	21,410		38,261
Total current assets	1,084,242		992,667
Restricted cash-non-current	2,589
Amounts due from subsidiaries and related parties-non-current			1,000
Intangible assets, net	612		720
Goodwill	57,206		57,206
Long-term investments	454,746		645,328
Long-term prepayments and other non-current assets	24,675		8,060
Investments in its subsidiaries, and VIEs and the VIEs' subsidiaries and schools	1,336,905		1,137,833
Total assets	2,960,975		2,842,814
Current liabilities
Amounts due to subsidiaries and related parties-current	179,977		154,885
Accrued expenses and other current liabilities	3,312		3,907
Short-term debt and current portion of long-term debt			195,000
Bond payable, current portion			5,275
Total current liabilities	183,289		359,067
Long-term debt	261,950
Total liabilities	445,239		359,067
Equity
Class A common shares issuable			1,977
Additional paid-in capital	1,675,640		1,485,521
Statutory reserve	82,712		58,690
Retained earnings	786,097		920,314
Accumulated other comprehensive income / (loss)	(28,913)		17,047
Total TAL Education Group shareholder's equity	2,515,736		2,483,747
Total liabilities and equity	2,960,975		2,842,814
Parent Company | Common Class A
Equity
Common shares	133		127
Parent Company | Common Class B
Equity
Common shares	$ 67		$ 71